Income Tax	6 Months Ended
Jun. 30, 2012
Income Tax [Abstract]
Income Tax
8.	Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Current	(330)	(210)	(619)	(619)
Deferred	198	91	748	(336)

Income tax (expense) recovery	(132)	(119)	129	(955)

As of December 31, 2011, the Partnership had unrecognized tax benefits of 4.2 million Euros (approximately $5.5 million) relating to a re-investment tax credit in connection to a 2005 annual tax filing. The Partnership received this tax credit refund in 2008; however, the relevant tax authorities had challenged the eligibility of the re-investment tax credit and, as a result, the Partnership believed the more-likely-than-not threshold was not met and recognized a liability of 3.4 million Euros (approximately $4.7 million) in 2009. During 2012, the Central Administrative Court accepted the Partnership’s claim on its re-investment tax credit and as a result, the Partnership has recognized this tax benefit in equity as the original vessel sale transaction was a related party transaction reflected in equity.